AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Industrials – 18.1%
Aerospace & Defense – 6.1%
Airbus SE	38,253	$6,735,802
BAE Systems PLC	235,137	4,747,998
Melrose Industries PLC	815,945	5,036,676

		16,520,476

Air Freight & Logistics – 0.9%
SG Holdings Co., Ltd.	236,200	2,355,599

Construction & Engineering – 2.9%
Shimizu Corp.	361,800	3,220,199
Vinci SA	35,721	4,502,993

		7,723,192

Ground Transportation – 1.1%
Keisei Electric Railway Co., Ltd.	333,100	3,009,558

Machinery – 5.8%
Amada Co., Ltd.	226,300	2,204,070
CNH Industrial NV(a)	299,948	3,683,361
Kawasaki Heavy Industries Ltd.	42,400	2,559,266
Techtronic Industries Co., Ltd. - Class H	268,000	3,211,786
Toyota Industries Corp.	46,800	4,002,673

		15,661,156

Passenger Airlines – 1.3%
Ryanair Holdings PLC (Sponsored ADR)(a)	84,502	3,580,350

		48,850,331

Financials – 16.3%
Banks – 10.9%
ABN AMRO Bank NV	240,084	5,058,899
Banco Bilbao Vizcaya Argentaria SA(a)	334,180	4,560,745
Danske Bank A/S	129,163	4,227,685
Erste Group Bank AG	47,708	3,300,013
NatWest Group PLC	844,511	4,986,316
Resona Holdings, Inc.	836,900	7,307,647

		29,441,305

Insurance – 5.4%
ASR Nederland NV	73,914	4,249,138
AXA SA	145,741	6,226,891
Prudential PLC	374,622	4,042,551

		14,518,580

		43,959,885

Health Care – 13.4%
Health Care Equipment & Supplies – 1.4%
Siemens Healthineers AG	68,793	3,711,405

Health Care Providers & Services – 1.9%
Fresenius SE & Co. KGaA	123,328	5,265,320

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.5%
ICON PLC(b)	22,477	$3,933,250

Pharmaceuticals – 8.6%
GSK PLC	177,992	3,401,460
Haleon PLC	1,199,299	6,056,701
Merck KGaA	25,304	3,482,080
Roche Holding AG	30,673	10,095,331

		23,035,572

		35,945,547

Energy – 8.6%
Energy Equipment & Services – 5.2%
Shell PLC	264,203	9,668,396
Vallourec SACA	219,433	4,131,418

		13,799,814

Oil, Gas & Consumable Fuels – 3.4%
Cameco Corp.	129,214	5,319,230
Repsol SA	293,158	3,892,412

		9,211,642

		23,011,456

Consumer Discretionary – 8.5%
Automobiles – 1.2%
Honda Motor Co., Ltd.	370,800	3,355,582

Household Durables – 3.8%
Persimmon PLC	128,008	1,979,901
Sony Group Corp.	323,100	8,175,396

		10,155,297

Specialty Retail – 2.5%
Industria de Diseno Textil SA	95,666	4,763,388
JD Sports Fashion PLC	2,160,269	1,910,185

		6,673,573

Textiles, Apparel & Luxury Goods – 1.0%
Burberry Group PLC(b)	260,195	2,620,904

		22,805,356

Materials – 7.8%
Chemicals – 3.5%
Arkema SA	42,145	3,227,089
Kuraray Co., Ltd.	213,900	2,635,776
Tosoh Corp.	258,200	3,552,969

		9,415,834

Construction Materials – 1.9%
CRH PLC	56,713	4,989,043

Company	Shares	U.S. $ Value

Metals & Mining – 2.4%
Endeavour Mining PLC	118,346	$2,790,454
Lundin Mining Corp.(a)	455,863	3,693,661

		6,484,115

		20,888,992

Consumer Staples – 6.7%
Beverages – 1.9%
Coca-Cola Europacific Partners PLC	57,488	5,003,181

Consumer Staples Distribution & Retail – 2.5%
Koninklijke Ahold Delhaize NV	182,670	6,823,643

Food Products – 2.3%
Nestle SA (REG)	62,202	6,285,922

		18,112,746

Information Technology – 6.2%
Semiconductors & Semiconductor Equipment – 4.4%
NXP Semiconductors NV	14,458	2,747,888
Taiwan Semiconductor Manufacturing Co., Ltd.	156,000	4,393,425
Tokyo Electron Ltd.	35,300	4,840,778

		11,982,091

Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co., Ltd.	121,926	4,833,813

		16,815,904

Communication Services – 5.7%
Diversified Telecommunication Services – 5.7%
Deutsche Telekom AG (REG)	202,227	7,466,214
Koninklijke KPN NV	965,189	4,088,207
Telstra Group Ltd.	1,481,878	3,914,803

		15,469,224

Utilities – 3.3%
Electric Utilities – 3.3%
EDP SA	1,248,142	4,200,004
Enel SpA	572,139	4,638,047

		8,838,051

Real Estate – 2.5%
Diversified REITs – 0.9%
Merlin Properties Socimi SA(b)	236,190	2,519,346

Real Estate Management & Development – 1.6%
Mitsui Fudosan Co., Ltd.	475,700	4,259,929

		6,779,275

Total Common Stocks (cost $221,093,824)		261,476,767

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $5,716,448)	5,716,448	$5,716,448

Total Investments Before Security Lending Collateral for Securities Loaned – 99.2% (cost $226,810,272)		267,193,215

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $5,365,453)	5,365,453	5,365,453

Total Investments – 101.2% (cost $232,175,725)(f)		272,558,668
Other assets less liabilities – (1.2)%		(3,343,660)

Net Assets – 100.0%		$269,215,008

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	15,973	AUD	25,787	04/09/2025	$140,978
Bank of America NA	CAD	1,940	USD	1,355	04/11/2025	5,744
Bank of America NA	USD	894	SEK	9,466	04/16/2025	48,802
Bank of America NA	USD	1,300	JPY	194,909	04/24/2025	2,403
Bank of America NA	USD	9,573	CHF	8,474	05/09/2025	48,062
Bank of America NA	USD	3,403	SGD	4,596	05/09/2025	24,238
Bank of America NA	GBP	435	USD	564	05/16/2025	1,915
Bank of America NA	USD	690	GBP	535	05/16/2025	927
Bank of America NA	TWD	146,857	USD	4,499	05/23/2025	66,911
Barclays Capital, Inc.	USD	8,266	SEK	91,530	04/16/2025	847,426
Barclays Capital, Inc.	USD	284	KRW	415,031	04/17/2025	(2,210)
Barclays Capital, Inc.	USD	494	TRY	18,533	04/17/2025	(14,539)
Barclays Capital, Inc.	JPY	772,831	USD	5,246	04/24/2025	80,976
Barclays Capital, Inc.	USD	1,142	JPY	168,100	04/24/2025	(18,947)
Barclays Capital, Inc.	EUR	1,947	USD	2,103	05/09/2025	(6,604)
BNP Paribas SA	EUR	649	USD	702	05/09/2025	(1,502)
Citibank NA	KRW	2,362,073	USD	1,627	04/17/2025	22,831
Citibank NA	JPY	118,449	USD	786	04/24/2025	(5,661)
Citibank NA	USD	2,755	JPY	414,802	04/24/2025	17,342
Citibank NA	USD	1,248	JPY	186,011	04/24/2025	(4,511)
Goldman Sachs Bank USA	USD	1,295	JPY	193,728	04/24/2025	(159)
Goldman Sachs Bank USA	EUR	1,376	USD	1,506	05/09/2025	15,605
Goldman Sachs Bank USA	USD	1,799	EUR	1,700	05/09/2025	43,276
Goldman Sachs Bank USA	USD	3,941	EUR	3,627	05/09/2025	(11,034)
HSBC Bank USA	CAD	1,007	USD	704	04/11/2025	4,074
HSBC Bank USA	EUR	1,028	USD	1,074	05/09/2025	(39,471)
HSBC Bank USA	USD	735	TWD	24,260	05/23/2025	(2,680)
JPMorgan Chase Bank	JPY	172,133	USD	1,154	04/24/2025	3,163
JPMorgan Chase Bank	USD	713	JPY	106,073	04/24/2025	(4,345)
JPMorgan Chase Bank	USD	1,144	EUR	1,087	05/09/2025	33,689
JPMorgan Chase Bank	USD	823	EUR	757	05/09/2025	(2,326)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	2,189	USD	1,387	04/09/2025	$18,722
Morgan Stanley Capital Services, Inc.	USD	2,248	ILS	7,989	04/09/2025	(99,329)
Morgan Stanley Capital Services, Inc.	CAD	10,244	USD	7,045	04/11/2025	(76,576)
Morgan Stanley Capital Services, Inc.	USD	268	CAD	385	04/11/2025	(356)
Morgan Stanley Capital Services, Inc.	KRW	4,188,451	USD	2,864	04/17/2025	20,767
Morgan Stanley Capital Services, Inc.	USD	5,509	JPY	822,421	04/24/2025	(12,251)
Morgan Stanley Capital Services, Inc.	EUR	29,210	USD	30,807	05/09/2025	(841,136)
Morgan Stanley Capital Services, Inc.	USD	762	CHF	670	05/09/2025	(1,674)
Morgan Stanley Capital Services, Inc.	USD	2,619	EUR	2,408	05/09/2025	(10,746)
NatWest Markets PLC	CHF	723	USD	829	05/09/2025	8,277
NatWest Markets PLC	EUR	687	USD	744	05/09/2025	56
NatWest Markets PLC	USD	737	CHF	652	05/09/2025	3,027
State Street Bank & Trust Co.	USD	693	AUD	1,103	04/09/2025	(3,686)
State Street Bank & Trust Co.	CAD	1,726	USD	1,210	04/11/2025	10,171
State Street Bank & Trust Co.	USD	425	CAD	611	04/11/2025	48
State Street Bank & Trust Co.	USD	994	CAD	1,416	04/11/2025	(9,338)
State Street Bank & Trust Co.	SEK	7,268	USD	725	04/16/2025	1,357
State Street Bank & Trust Co.	HKD	17,587	USD	2,263	04/24/2025	1,578
State Street Bank & Trust Co.	JPY	120,434	USD	812	04/24/2025	6,657
State Street Bank & Trust Co.	USD	1,137	JPY	171,045	04/24/2025	5,468
State Street Bank & Trust Co.	USD	1,792	JPY	266,567	04/24/2025	(10,728)
State Street Bank & Trust Co.	CHF	657	USD	744	05/09/2025	(1,909)
State Street Bank & Trust Co.	EUR	767	USD	808	05/09/2025	(22,929)
State Street Bank & Trust Co.	USD	440	EUR	418	05/09/2025	12,844
State Street Bank & Trust Co.	USD	887	EUR	815	05/09/2025	(4,593)
State Street Bank & Trust Co.	GBP	229	USD	297	05/16/2025	978
State Street Bank & Trust Co.	USD	859	GBP	664	05/16/2025	(882)
UBS	USD	2,113	NOK	24,088	04/16/2025	176,965
UBS	USD	1,435	EUR	1,370	05/09/2025	49,599

						$514,754

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,520,556 and gross unrealized depreciation of investments was $(10,622,859), resulting in net unrealized appreciation of $40,897,697.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

19.3%	Japan
14.5%	United Kingdom
9.3%	France
9.3%	United States
7.6%	Netherlands
7.5%	Germany
6.1%	Switzerland
5.9%	Spain
3.1%	Italy
2.7%	Hong Kong
2.0%	Canada
1.8%	South Korea
1.6%	Taiwan
7.2%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following: Australia, Austria, Chile, Denmark and Portugal.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$7,263,711	$41,586,620		$—	$48,850,331
Financials	—	43,959,885		—	43,959,885
Health Care	3,933,250	32,012,297		—	35,945,547
Energy	5,319,230	17,692,226		—	23,011,456
Consumer Discretionary	—	22,805,356		—	22,805,356
Materials	8,682,704	12,206,288		—	20,888,992
Consumer Staples	5,003,181	13,109,565		—	18,112,746
Information Technology	2,747,888	14,068,016		—	16,815,904
Communication Services	—	15,469,224		—	15,469,224
Utilities	8,838,051	—		—	8,838,051
Real Estate	—	6,779,275		—	6,779,275
Short-Term Investments	5,716,448	—		—	5,716,448
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,365,453	—		—	5,365,453

Total Investments in Securities	52,869,916	219,688,752	(a)	—	272,558,668
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,724,876		—	1,724,876
Liabilities:
Forward Currency Exchange Contracts	—	(1,210,122)		—	(1,210,122)

Total	$52,869,916	$220,203,506		$—	$273,073,422

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Fund	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,345	$18,924	$15,553	$5,716	$32
AB Government Money Market Portfolio*	599	38,919	34,153	5,365	79
Total	$2,944	$57,843	$49,706	$11,081	$111

*	Investments of cash collateral for securities lending transactions.